Commitments and Contingencies (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Commitments and Contingencies Disclosure [Abstract]
Minimum rentals for aggregate lease commitments	The minimum rentals for aggregate lease commitments as of September 30, 2017 are as follows:

Remaining 2017	$4,033
2018	11,835
2019	7,828
2020	4,826
2021	2,710
Thereafter	4,360
Total	$35,592
The minimum rentals for aggregate lease commitments as of December 31, 2016, were as follows:

2017	$8,866
2018	5,056
2019	3,334
2020	1,852
2021	948
Thereafter	1,202
Total	$21,258